INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Balance at beginning of the period	$ 35,333,464
Balance at end of the period	57,781,483
Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(7,499,373)	$ (6,232,311)
Amortization of the period	(1,071,448)	(1,103,069)
Foreign currency translation	(24,635)	659,997
Balance at end of the period	(8,595,456)	(6,675,383)
Microbiology product
Intangible assets
Balance at beginning of the period	2,503,631
Balance at end of the period	3,213,113
Microbiology product | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(1,363,962)	(1,059,083)
Amortization of the period	(229,417)	(236,898)
Foreign currency translation	(5,407)	99,766
Balance at end of the period	(1,598,786)	(1,196,215)
Trademarks and patents
Intangible assets
Balance at beginning of the period	6,374,782
Balance at end of the period	6,116,684
Trademarks and patents | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(2,057,964)	(1,747,174)
Amortization of the period	(279,016)	(288,105)
Foreign currency translation	(6,754)	191,409
Balance at end of the period	(2,343,734)	(1,843,870)
Software
Intangible assets
Balance at beginning of the period	686,965
Balance at end of the period	1,177,026
Software | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(1,401,964)	(1,154,617)
Amortization of the period	(200,277)	(203,512)
Foreign currency translation	(3,695)	119,978
Balance at end of the period	(1,605,936)	(1,238,151)
Customer loyalty
Intangible assets
Balance at beginning of the period	16,125,208
Balance at end of the period	15,815,384
Customer loyalty | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(2,675,483)	(2,271,437)
Amortization of the period	(362,738)	(374,554)
Foreign currency translation	(8,779)	248,844
Balance at end of the period	$ (3,047,000)	$ (2,397,147)